Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net.
Summary of property, plant and equipment and related accumulated depreciation

	As of December 31,
	2023	2024
Production machineries, facilities and equipment	5,289,171	9,171,888
Mold and tooling	3,382,614	5,297,297
Buildings	2,414,577	4,390,418
Construction in process	4,583,131	3,293,537
Leasehold improvements	1,997,932	2,803,507
Motor vehicles	1,457,271	2,143,894
Buildings improvements	311,045	362,008
Total	19,435,741	27,462,549
Less: Accumulated depreciation	(3,663,187)	(6,294,080)
Less: Accumulated impairment loss	(27,536)	(27,536)
Total property, plant and equipment, net	15,745,018	21,140,933

The Group recorded depreciation expenses of RMB1,194,781,RMB1,758,370 and RMB2,994,826 for the years ended December 31, 2022, 2023 and 2024, respectively.